Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Summary of classification of financial instruments

			2020
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	83,913	—
Trade and other receivables	—	7,431	—
Accounts payable and accrued liabilities	—	—	3,382
Other liabilities	99	—	—
Lease liabilities	—	—	1,676
Derivative financial instrument	450	—	—
	549	91,344	5,058

			2019
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	14,800	—
Trade and other receivables	—	3,125	—
Accounts payable and accrued liabilities	—	—	3,028
Long-term debt	—	—	9,135
Other liabilities	221	—	—
Lease liabilities	—	—	1,836
Derivative financial instrument	196	—	—
	417	17,925	13,999

Summary of financial instruments denominated in foreign currencies

				2020
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	61,644	1,899	20,370	83,913
Trade and other receivables	5,002	2,197	232	7,431
Accounts payable and accrued liabilities	(734)	(1,700)	(948)	(3,382)
Other liabilities	—	(99)	—	(99)
Lease liabilities	—	(95)	(1,581)	(1,676)

				2019
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	49	700	14,051	14,800
Trade and other receivables	1,114	1,715	296	3,125
Accounts payable and accrued liabilities	(545)	(1,768)	(715)	(3,028)
Other liabilities	—	(221)	—	(221)
Lease liabilities	—	(172)	(1,664)	(1,836)

Summary of significant contractual, undiscounted cash flows related to its financial liabilities

					2020
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,382	3,382	3,382	—	—
Lease liability	1,676	1,958	398	1,240	320
Other liabilities	99	99	99	—	—
	5,157	5,439	3,879	1,240	320

					2019
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,028	3,028	3,028	—	—
Long-term debt	9,135	10,399	4,353	6,046	—
Lease liability	1,836	2,206	294	1,599	313
Other liabilities	221	232	232	—	—
	14,220	15,865	7,907	7,645	313